Vanguard Strategic Equity Fund
Vanguard Strategic Small-Cap Equity Fund
Vanguard Market Neutral Fund
Supplement Dated July 2, 2021, to the Prospectuses and Summary Prospectuses
Important Changes to the Funds
As previously announced, effective at the close of business on July 2, 2021, James P. Stetler will retire from Vanguard and will no longer serve as a co-portfolio manager for Vanguard Strategic Equity Fund, Vanguard Strategic Small-Cap Equity Fund, and Vanguard Market Neutral Fund (each, a “Fund” and collectively, the “Funds”). Accordingly, all references to Mr. Stetler in the Funds’ Prospectuses and Summary Prospectuses will be deleted in their entirety after that date.
Following Mr. Stetler’s retirement, Binbin Guo and Cesar Orosco will remain as the portfolio managers of each Fund. Each Fund’s investment objective, strategies, and policies will remain unchanged.
Additionally, effective September 2021, Binbin Guo will retire from Vanguard and will no longer serve as a co-portfolio manager for the Funds. Following Mr. Guo’s retirement, Cesar Orosco will remain as the sole portfolio manager of each Fund, and each Fund’s investment objective, strategies, and policies will remain unchanged.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMD 072021

Vanguard Horizon Funds

Supplement Dated July 2, 2021, to the Statement of Additional Information Dated January 31, 2021
Important Changes to Vanguard Strategic Equity Fund and Vanguard Strategic Small-Cap Equity Fund
As previously announced, effective at the close of business on July 2, 2021, James P. Stetler will retire from Vanguard and will no longer serve as a co-portfolio manager for Vanguard Strategic Equity Fund and Vanguard Strategic Small-Cap Equity Fund (each, a “Fund” and collectively, the “Funds”). Accordingly, all references to Mr. Stetler in the Statement of Additional Information will be deleted in their entirety after that date.
Following Mr. Stetler’s retirement, Binbin Guo and Cesar Orosco will remain as the portfolio managers of each Fund. Each Fund’s investment objective, strategies, and policies will remain unchanged.
Additionally, effective September 2021, Binbin Guo will retire from Vanguard and will no longer serve as a co-portfolio manager for the Funds. Following Mr. Guo’s retirement, Cesar Orosco will remain as the sole portfolio manager of each Fund, and each Fund’s investment objective, strategies, and policies will remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 069C 072021

Vanguard Montgomery Funds

Supplement Dated July 2, 2021, to the Statement of Additional Information Dated April 29, 2021
Important Changes to Vanguard Market Neutral Fund
As previously announced, effective at the close of business on July 2, 2021, James P. Stetler will retire from Vanguard and will no longer serve as a co-portfolio manager for Vanguard Market Neutral Fund (the “Fund”). Accordingly, all references to Mr. Stetler in the Statement of Additional Information will be deleted in their entirety after that date.
Following Mr. Stetler’s retirement, Binbin Guo and Cesar Orosco will remain as the portfolio managers of the Fund. The Fund’s investment objective, strategies, and policies will remain unchanged.
Additionally, effective September 2021, Binbin Guo will retire from Vanguard and will no longer serve as a co-portfolio manager for the Fund. Following Mr. Guo’s retirement, Cesar Orosco will remain as the sole portfolio manager of the Fund, and the Fund’s investment objective, strategies, and policies will remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 634C 072021